CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	1 Months Ended	3 Months Ended			6 Months Ended			11 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2022	Jun. 30, 2021		Dec. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING EXPENSES:
Corporate, General and Administrative Expenses								$ 22,747,817
OPERATING LOSS								(22,747,817)
OTHER INCOME (EXPENSES):
TOTAL OTHER INCOME (EXPENSE)								2,057,307
NET LOSS ATTRIBUTABLE TO CONTROLLING INTERESTS								$ (24,805,124)
P3 Health Partners Inc.
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Predecessor		Successor	Predecessor		Predecessor	Predecessor	Predecessor
OPERATING REVENUE:
TOTAL OPERATING REVENUE	$ 58,762,397	$ 269,453,971	$ 144,586,444		$ 542,998,305	$ 295,884,386		$ 578,602,418	$ 491,063,525	$ 145,482,112
OPERATING EXPENSES:
Medical Expenses	66,877,005	267,448,368	150,380,517		533,269,170	297,005,022		592,465,049	484,502,423	141,029,737
Premium Deficiency Reserve	26,276,575	(1,489,571)	1,000,000		(2,814,084)	3,000,000		11,559,067	(20,539,364)	6,363,652
Corporate, General and Administrative Expenses	16,983,132	41,098,400	18,390,659		79,697,812	33,449,735		100,243,148	53,390,338	36,423,532
Sales and Marketing Expenses	364,127	1,408,096	356,501		2,272,626	626,742		1,818,015	1,502,634	801,685
Amortization of Intangible Assets	6,961,666				42,285,014			34,396
Depreciation	187,558	21,720,081	429,830		43,471,912	762,378		1,540,335	795,172	399,177
TOTAL OPERATING EXPENSES	117,650,063	1,181,641,128	170,557,507		1,507,353,190	334,843,877		707,660,010	519,651,203	185,017,783
OPERATING LOSS	(58,887,666)	(912,187,157)	(25,971,063)		(964,354,885)	(38,959,491)		(129,057,592)	(28,587,678)	(39,535,671)
OTHER INCOME (EXPENSES):
Interest Expense, net	(1,321,922)	(2,733,875)	(2,369,764)		(5,495,125)	(4,494,049)		(9,677,477)	(2,533,180)	(2,533,842)
Mark-to-Market of Stock Warrants	2,271,659				5,953,817	(10,661,579)		(7,664,869)
Other									(290,684)	97,955
TOTAL OTHER INCOME (EXPENSE)	949,737	9,081,218	(3,493,347)		458,692	(15,155,628)		(17,342,346)	(2,823,864)	(2,435,887)
LOSS BEFORE INCOME TAXES	(57,937,929)	(903,105,939)	(29,464,410)		(963,896,193)	(54,115,119)		(146,399,938)	(31,411,542)	(41,971,558)
PROVISION FOR INCOME TAXES	0				0	0		0	0	0
NET LOSS	(57,937,929)	(903,105,939)	(29,464,410)		(963,896,193)	(54,115,119)		(146,399,938)	(31,411,542)	(41,971,558)
LESS NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	(47,856,729)	(748,755,990)			(798,968,740)
NET LOSS ATTRIBUTABLE TO CONTROLLING INTERESTS	$ (10,081,200)	$ (154,349,949)	$ (29,464,410)		$ (164,927,453)	$ (54,115,119)		(146,399,938)	(31,411,542)	(41,971,558)
NET LOSS PER SHARE (BASIC)	$ (0.24)	$ (3.71)		[1]	$ (3.97)		[1]
NET LOSS PER SHARE (DILUTED)	$ (0.24)	$ (3.73)		[1]	$ (4.01)		[1]
P3 Health Partners Inc. | Capitated Revenue
OPERATING REVENUE:
TOTAL OPERATING REVENUE	$ 57,224,539	$ 267,102,466	$ 141,560,867		$ 536,787,281	$ 290,525,057		567,735,297	480,739,577	139,332,707
P3 Health Partners Inc. | Other Patient Service Revenue
OPERATING REVENUE:
TOTAL OPERATING REVENUE	$ 1,537,858	$ 2,351,505	$ 3,025,577		$ 6,211,024	$ 5,359,329		$ 10,867,121	$ 10,323,948	$ 6,149,405

[1]	) The Company analyzed the calculation of net loss per member unit for predecessor periods prior to the Business Combinations and determined that it resulted in values that would not be meaningful to the users of these consolidated financial statements. Therefore, net loss per member unit information has not been presented for predecessor periods prior to the Business Combinations on December 3, 2021.